TAX PROVISION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other provisions [abstract]
Earnings (loss) for the year	$ (18,184,468)	$ (18,592,981)	$ (2,007,305)
Expected income tax (recovery)	(4,910,000)	(4,834,000)	(522,000)
Change in statutory, foreign tax, foreign exchange rates and other	389,000	1,885,000	(1,575,000)
Permanent difference	3,833,000	450,000	1,869,000
Share issue cost	(151,000)	(25,000)	(87,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	12,000	(118,000)	(34,000)
Change in unrecognized deductible temporary differences	827,000	2,642,000	349,000
Total income tax expense (recovery)	$ 0	$ 0	$ 0